UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL  60187
 (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code:  (630) 355-4676
Date of fiscal year end:  September 30
Date of reporting period:  December 31
EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn FTSE RAFI U.S. Equity Income ETF (ELKU).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Elkhorn FTSE RAFI U.S. Equity Income ETF
 December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Aerospace & Defense—6.3%
Boeing Co. (The)	122	$17,640
General Dynamics Corp.	48	6,593
Honeywell International, Inc.	88	9,114
L-3 Communications Holdings, Inc.	22	2,629
Lockheed Martin Corp.	70	15,201
Northrop Grumman Corp.	36	6,797
Raytheon Co.	64	7,970
United Technologies Corp.	125	12,009
Total Aerospace & Defense		77,953
Air Freight & Logistics—1.0%
United Parcel Service, Inc.	130	12,510

Auto Components—0.1%
Autoliv, Inc.	13	1,622

Banks—5.9%
Bank of Hawaii Corp.	23	1,447
Cullen/Frost Bankers, Inc.	28	1,680
FirstMerit Corp.	114	2,126
Hancock Holding Co.	54	1,359
Valley National Bancorp	230	2,265
Wells Fargo & Co.	1,194	64,906
Total Banks		73,783
Beverages—2.2%
Coca-Cola Enterprises, Inc.	35	1,723
Dr Pepper Snapple Group, Inc.	24	2,237
PepsiCo, Inc.	239	23,881
Total Beverages		27,841
Biotechnology—0.7%
AbbVie, Inc.	96	5,687
Baxalta, Inc.	73	2,849
Total Biotechnology		8,536
Capital Markets—0.1%
Federated Investors, Inc., Class B	53	1,518

Chemicals—2.9%
CF Industries Holdings, Inc.	24	979
Chemours Co. (The)	24	129
Dow Chemical Co. (The), Class W	249	12,818
E. I. du Pont de Nemours and Company	121	8,059
LyondellBasell Industries NV (Netherlands), Class A	140	12,166
Mosaic Co. (The)	48	1,324
Total Chemicals		35,475

Investments	Shares	Value
Commercial Services & Supplies—0.2%
Pitney Bowes, Inc.	93	$1,920

Communications Equipment—2.8%
Cisco Systems, Inc.	824	22,376
Harris Corp.	21	1,825
Motorola Solutions, Inc.	23	1,574
QUALCOMM, Inc.	169	8,447
Total Communications Equipment		34,222
Containers & Packaging—0.5%
International Paper Co.	89	3,355
Sonoco Products Co.	33	1,349
WestRock Co.	32	1,460
Total Containers & Packaging		6,164
Distributors—0.2%
Genuine Parts Co.	26	2,233

Diversified Consumer Services—0.1%
H&R Block, Inc.	45	1,499

Diversified Telecommunication Services—2.1%
CenturyLink, Inc.	665	16,731
Frontier Communications Corp.	1,231	5,749
Windstream Holdings, Inc.	529	3,407
Total Diversified Telecommunication Services		25,887
Electric Utilities—3.8%
American Electric Power Co., Inc.	123	7,167
Duke Energy Corp.	174	12,422
Exelon Corp.	314	8,720
Pinnacle West Capital Corp.	31	1,999
Southern Co. (The)	268	12,540
Xcel Energy, Inc.	118	4,237
Total Electric Utilities		47,085
Electrical Equipment—1.2%
Eaton Corp. PLC (Ireland)	101	5,256
Emerson Electric Co.	178	8,514
Rockwell Automation, Inc.	15	1,539
Total Electrical Equipment		15,309
Electronic Equipment, Instruments & Components—0.2%
TE Connectivity Ltd. (Switzerland)	44	2,843

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.	49	1,641

Food & Staples Retailing—3.2%
Sysco Corp.	229	9,389

See accompanying Notes to Schedule of Investments.

Investments	Shares	Value
Walgreens Boots Alliance, Inc.	106	$9,026
Wal-Mart Stores, Inc.	356	21,823
Total Food & Staples Retailing		40,238
Food Products—1.0%
JM Smucker Co. (The)	17	2,097
Kellogg Co.	51	3,686
Kraft Heinz Co. (The)	99	7,203
Total Food Products		12,986
Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	73	2,785
Becton Dickinson and Co.	11	1,695
Total Health Care Equipment & Supplies		4,480
Hotels, Restaurants & Leisure—3.4%
Darden Restaurants, Inc.	49	3,118
Las Vegas Sands Corp.	60	2,631
McDonald's Corp.	263	31,071
Wynn Resorts Ltd.	23	1,591
Yum! Brands, Inc.	47	3,433
Total Hotels, Restaurants & Leisure		41,844
Household Durables—0.1%
Garmin Ltd. (Switzerland)	41	1,524

Household Products—1.4%
Clorox Co. (The)	20	2,536
Colgate-Palmolive Co.	80	5,330
Kimberly-Clark Corp.	72	9,166
Total Household Products		17,032
Industrial Conglomerates—1.0%
3M Co.	79	11,901

Insurance—2.8%
Arthur J Gallagher & Co.	59	2,415
Cincinnati Financial Corp.	72	4,260
First American Financial Corp.	70	2,513
Mercury General Corp.	34	1,583
Old Republic International Corp.	155	2,888
Progressive Corp. (The)	366	11,639
Validus Holdings Ltd. (Bermuda)	119	5,509
Willis Towers Watson PLC (Ireland)	72	3,497
Total Insurance		34,304
IT Services—3.9%
Accenture PLC (Ireland), Class A	73	7,629
Automatic Data Processing, Inc.	48	4,067
International Business Machines Corp.	212	29,175
Paychex, Inc.	61	3,226
Western Union Co. (The)	236	4,227

Investments	Shares	Value
Total IT Services		$48,324
Leisure Products—0.3%
Mattel, Inc.	160	4,347

Machinery—0.4%
Cummins, Inc.	25	2,200
Dover Corp.	30	1,840
Ingersoll-Rand PLC (Ireland)	28	1,548
Total Machinery		5,588
Media—2.3%
Omnicom Group, Inc.	54	4,086
Time Warner Cable, Inc.	85	15,775
Time Warner, Inc.	130	8,407
Total Media		28,268
Metals & Mining—0.3%
Cliffs Natural Resources, Inc.*	328	518
Nucor Corp.	79	3,184
Total Metals & Mining		3,702
Multiline Retail—1.9%
Kohl's Corp.	72	3,429
Macy's, Inc.	67	2,344
Nordstrom, Inc.	19	946
Target Corp.	232	16,846
Total Multiline Retail		23,565
Multi-Utilities—1.7%
Ameren Corp.	76	3,285
Consolidated Edison, Inc.	99	6,363
MDU Resources Group, Inc.	77	1,411
Public Service Enterprise Group, Inc.	137	5,301
SCANA Corp.	37	2,238
TECO Energy, Inc.	82	2,185
Total Multi-Utilities		20,783
Oil, Gas & Consumable Fuels—11.6%
Chevron Corp.	471	42,371
ConocoPhillips	342	15,968
Exxon Mobil Corp.	667	51,993
HollyFrontier Corp.	58	2,314
Marathon Oil Corp.	134	1,687
Marathon Petroleum Corp.	75	3,888
Murphy Oil Corp.	39	875
Occidental Petroleum Corp.	127	8,586
Phillips 66	106	8,671
Valero Energy Corp.	98	6,930
Total Oil, Gas & Consumable Fuels		143,283

See accompanying Notes to Schedule of Investments.

Investments	Shares	Value
Pharmaceuticals—9.6%
Bristol-Myers Squibb Co.	160	$11,006
Eli Lilly & Co.	150	12,639
Johnson & Johnson	327	33,590
Merck & Co., Inc.	428	22,607
Pfizer, Inc.	1,205	38,897
Total Pharmaceuticals		118,739
Real Estate Investment Trusts—6.4%
Care Capital Properties, Inc.	39	1,192
CBL & Associates Properties, Inc.	150	1,855
Chimera Investment Corp.	125	1,705
Corrections Corp. of America	80	2,119
Four Corners Property Trust, Inc.*	16	387
GEO Group, Inc. (The)	59	1,706
HCP, Inc.	324	12,390
Host Hotels & Resorts, Inc.	253	3,881
Iron Mountain, Inc.	187	5,051
Lamar Advertising Co., Class A	34	2,039
Macerich Co. (The)	47	3,792
Outfront Media, Inc.	109	2,379
RLJ Lodging Trust	50	1,081
Ryman Hospitality Properties, Inc.	31	1,601
Senior Housing Properties Trust	236	3,502
Simon Property Group, Inc.	65	12,639
Ventas, Inc.	155	8,747
Weyerhaeuser Co.	375	11,243
WP Carey, Inc.	33	1,947
Total Real Estate Investment Trusts		79,256
Road & Rail—1.1%
CSX Corp.	135	3,503
Norfolk Southern Corp.	49	4,145
Union Pacific Corp.	69	5,396
Total Road & Rail		13,044
Semiconductors & Semiconductor—1.0%
KLA-Tencor Corp.	26	1,803
Maxim Integrated Products, Inc.	66	2,508
Microchip Technology, Inc.	36	1,675
Texas Instruments, Inc.	122	6,687
Total Semiconductors & Semiconductor		12,673
Software—5.6%
CA, Inc.	85	2,428
Microsoft Corp.	1,177	65,300
Symantec Corp.	104	2,184
Total Software		69,912

Investments	Shares	Value
Specialty Retail—3.2%
American Eagle Outfitters, Inc.	115	$1,783
Best Buy Co., Inc.	120	3,654
GameStop Corp., Class A	57	1,598
Gap, Inc. (The)	80	1,976
Home Depot, Inc. (The)	175	23,144
L Brands, Inc.	34	3,258
Staples, Inc.	411	3,892
Total Specialty Retail		39,305
Technology Hardware, Storage & Peripherals—0.2%
Seagate Technology PLC (Ireland)	65	2,383

Textiles, Apparel & Luxury Goods—0.1%
Coach, Inc.	57	1,866

Thrifts & Mortgage Finance—0.5%
New York Community Bancorp, Inc.	394	6,430

Tobacco—6.1%
Altria Group, Inc.	437	25,438
Philip Morris International, Inc.	468	41,142
Reynolds American, Inc.	198	9,137
Total Tobacco		75,717
Total Investments—99.9%
(Cost $1,239,658)		1,239,535
Other Assets in Excess of Liabilities—0.1%		815
Net Assets—100.0%		$1,240,350

* Non-income producing security

See accompanying Notes to Schedule of Investments.

% of
Industry Allocation	Net Assets
Aerospace & Defense	6.3%
Air Freight & Logistics	1.0
Auto Components	0.1
Banks	5.9
Beverages	2.2
Biotechnology	0.7
Capital Markets	0.1
Chemicals	2.9
Commercial Services & Supplies	0.2
Communications Equipment	2.8
Containers & Packaging	0.5
Distributors	0.2
Diversified Consumer Services	0.1
Diversified Telecommunication Services	2.1
Electric Utilities	3.8
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	0.2
Energy Equipment & Services	0.1
Food & Staples Retailing	3.2
Food Products	1.0
Health Care Equipment & Supplies	0.4
Hotels, Restaurants & Leisure	3.4
Household Durables	0.1
Household Products	1.4
Industrial Conglomerates	1.0
Insurance	2.8
IT Services	3.9
Leisure Products	0.3
Machinery	0.4
Media	2.3
Metals & Mining	0.3
Multiline Retail	1.9
Multi-Utilities	1.7
Oil, Gas & Consumable Fuels	11.6
Pharmaceuticals	9.6
Real Estate Investment Trusts	6.4
Road & Rail	1.1
Semiconductors & Semiconductor	1.0
Software	5.6
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	0.2
Textiles, Apparel & Luxury Goods	0.1
Thrifts & Mortgage Finance	0.5
Tobacco	6.1
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100%

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,239,535	$–	$–	$1,239,535
Total Investments in Securities	$1,239,535	$–	$–	$1,239,535

For the period ended December 31, 2015, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of December 31, 2015.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in two series. The Elkhorn FTSE RAFI U.S. Equity Income ETF (the “Fund”), a non-diversified series of the Trust, is included in this report.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US Equity Income Index.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The Fund follows the accounting and reporting guidelines applicable to investment companies under U.S. GAAP.

The following summarizes the investment valuation policies of the Fund:

2. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the  calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2015, is disclosed at the end of the Fund’s Schedule of Investments.
3. FEDERAL INCOME TAX MATTERS
At December 31, 2015, the cost of investments for federal income tax purposes was as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$1,239,658	$13,433	$(13,556)	$(123)

Item 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                           Elkhorn ETF Trust

By (Signature and Title)*                       /s/ Benjamin T. Fulton
                                                                                         Benjamin T. Fulton, President and Chief Executive Officer
                                                           (principal executive officer)

Date                                                   2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Benjamin T. Fulton
                                                                                         Benjamin T. Fulton, President and Chief Executive Officer
                                                           (principal executive officer)

Date                                                   2/23/2016

By (Signature and Title)*                       /s/ Philip L. Ziesemer
                                                                                         Philip L. Ziesemer, Chief Financial Officer
                                                           (principal financial officer)

Date                                                   2/23/2016

* Print the name and title of each signing officer under his or her signature.